FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	$ 3,282.1	$ 2,018.6
Non-derivative financial liabilities, undiscounted cash flows	4,576.8	2,654.4
Derivative financial instruments, carrying amount	(12.6)	(2.2)
Derivative financial instruments, undiscounted cash flows	(14.2)	(2.7)
Non-derivative financial liabilities and derivative financial instruments, carrying amount	3,269.5	2,016.4
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	4,562.6	2,651.7
0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,130.9	676.5
Derivative financial instruments, undiscounted cash flows	(1.7)	5.2
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,129.2	681.7
13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	271.0	280.9
Derivative financial instruments, undiscounted cash flows	(5.0)	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	266.0	280.9
25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	244.5	110.2
Derivative financial instruments, undiscounted cash flows	(1.7)	(1.5)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	242.8	108.7
37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	271.0	255.2
Derivative financial instruments, undiscounted cash flows	(1.2)	(1.5)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	269.8	253.7
49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	261.2	106.7
Derivative financial instruments, undiscounted cash flows	(1.9)	(1.4)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	259.3	105.3
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,398.2	1,224.9
Derivative financial instruments, undiscounted cash flows	(2.7)	(3.5)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,395.5	1,221.4
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	770.8	588.2
Non-derivative financial liabilities, undiscounted cash flows	770.8	588.2
Accounts payable and accrued liabilities | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	770.8	588.2
Accounts payable and accrued liabilities | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	2,335.4	1,262.9
Non-derivative financial liabilities, undiscounted cash flows	3,393.0	1,643.5
Long-term debt | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	359.8	88.3
Long-term debt | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	251.7	262.1
Long-term debt | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	200.3	91.6
Long-term debt | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	239.4	212.2
Long-term debt | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	228.6	75.8
Long-term debt | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,113.2	913.5
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	175.9	167.5
Non-derivative financial liabilities, undiscounted cash flows	413.0	422.7
Other non-current liabilities | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.3	0.0
Other non-current liabilities | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	19.3	18.8
Other non-current liabilities | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	44.2	18.6
Other non-current liabilities | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	31.6	43.0
Other non-current liabilities | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	32.6	30.9
Other non-current liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	285.0	311.4
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	9.0	10.8
Forward foreign currency contracts, outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,708.0	1,351.4
Forward foreign currency contracts, outflow | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,448.0	1,146.5
Forward foreign currency contracts, outflow | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	186.4	162.0
Forward foreign currency contracts, outflow | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	55.0	22.4
Forward foreign currency contracts, outflow | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	16.3	12.8
Forward foreign currency contracts, outflow | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.0	6.7
Forward foreign currency contracts, outflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.3	1.0
Forward foreign currency contracts, inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,699.0)	(1,339.0)
Forward foreign currency contracts, inflow | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,437.1)	(1,136.7)
Forward foreign currency contracts, inflow | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(189.4)	(160.2)
Forward foreign currency contracts, inflow | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(54.7)	(22.1)
Forward foreign currency contracts, inflow | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(15.5)	(12.5)
Forward foreign currency contracts, inflow | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.0)	(6.4)
Forward foreign currency contracts, inflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.3)	(1.1)
Swap derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(11.1)	(10.6)
Derivative financial instruments, undiscounted cash flows	(12.7)	(12.7)
Swap derivatives | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.1)	(2.2)
Swap derivatives | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.0)	(1.8)
Swap derivatives | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.0)	(1.8)
Swap derivatives | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.0)	(1.8)
Swap derivatives | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.9)	(1.7)
Swap derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.7)	(3.4)
Embedded foreign currency derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(0.1)	(0.9)
Derivative financial instruments, undiscounted cash flows	(0.1)	(0.9)
Embedded foreign currency derivatives | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.1)	(0.9)
Embedded foreign currency derivatives | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(10.4)	(1.5)
Derivative financial instruments, undiscounted cash flows	(10.4)	(1.5)
Equity swap agreements | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(10.4)	(1.5)
Equity swap agreements | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0